Schedule of Investments PIMCO RAE PLUS International Fund	June 30, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)

	$		$
	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 171.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Discovery Global Holdings, Inc.
6.144% (TSFR1M + 3.644%) due 06/03/2033 ~		$294		$295

Total Loan Participations and Assignments (Cost $294)				295

CORPORATE BONDS & NOTES 3.3%
BANKING & FINANCE 1.6%
ARES Strategic Income Fund
5.450% due 09/09/2028		400		396
Athene Global Funding
5.033% due 07/17/2030		500		496
Barclays PLC
6.224% due 05/09/2034 •		400		421
First Abu Dhabi Bank PJSC
4.789% (SOFRRATE + 1.150%) due 06/03/2031 ~		200		200
Ford Motor Credit Co. LLC
5.800% due 03/05/2027		200		201
5.800% due 03/08/2029		200		202
GSPA Monetization Trust
6.422% due 10/09/2029		23		23
QNB Finance Ltd.
4.679% (SOFRRATE + 1.050%) due 04/27/2029 ~		200		201
Sumisho Air Lease Corp.
4.500% due 03/24/2029		300		297
VICI Properties LP
4.750% due 02/15/2028		100		100

				2,537

INDUSTRIALS 1.5%
Beignet Investor LLC
6.581% due 05/30/2049		640		653
DAE Funding LLC
3.375% due 03/20/2028		200		194
Petroleos del Peru SA
5.625% due 06/19/2047		200		143
Petroleos Mexicanos
6.350% due 02/12/2048		100		83
QatarEnergy
4.625% due 06/23/2029		200		199
Road Michigan Property Owner I LLC
7.500% due 03/30/2045		600		598
United Airlines Pass-Through Trust
5.450% due 08/15/2038		94		96
Viper Energy Partners LLC
5.700% due 08/01/2035		100		102
Volkswagen Group of America Finance LLC
5.050% due 03/27/2028		300		301

				2,369

UTILITIES 0.2%
Pacific Gas & Electric Co.
4.500% due 07/01/2040		100		86
Southern California Edison Co.
5.150% due 06/01/2029		300		303

				389

Total Corporate Bonds & Notes (Cost $5,210)				5,295

U.S. GOVERNMENT AGENCIES 100.0%
Federal Home Loan Mortgage Corp.
3.000% due 09/01/2032		261		252
4.500% due 08/01/2052 - 12/01/2054		1,080		1,045
5.000% due 01/01/2055		138		136
5.500% due 11/01/2054 (g)		6,009		6,044
6.000% due 10/01/2055		91		94
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.004% due 07/25/2054 ~		455		441
Federal Home Loan Mortgage Corp. REMICS
2.078% due 02/15/2041 •		3		2

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
2.863% due 09/15/2036 •(a)			105		9
3.430% due 09/15/2041 •			468		432
3.445% due 02/15/2040 •			75		69
4.007% due 05/15/2037 •			4		4
4.568% due 11/25/2054 •			322		324
4.578% due 09/25/2055 •(g)			3,950		3,984
4.650% due 07/25/2056 •			6,000		6,010
4.778% due 12/25/2054 - 03/25/2055 •			1,518		1,534
5.000% due 04/15/2041			170		171
5.500% due 03/15/2034			70		72
Federal National Mortgage Association
3.000% due 01/01/2027			10		10
4.000% due 04/01/2043 - 08/01/2051 (g)			5,021		4,838
4.000% due 10/01/2044 - 08/01/2045			352		337
5.000% due 12/01/2054			176		174
5.500% due 07/01/2054			557		561
Federal National Mortgage Association REMICS
0.000% due 08/25/2039 (b)(e)			218		190
0.748% due 11/25/2040 •			3		2
2.308% due 03/25/2037 •(a)			86		6
2.358% due 04/25/2037 •(a)			332		24
2.408% due 11/25/2039 •(a)			47		4
2.638% due 03/25/2037 •(a)			115		9
2.658% due 05/25/2037 •(a)			307		21
3.048% due 04/25/2037 •(a)			549		64
3.458% due 02/25/2037 •(a)			52		6
3.908% due 07/25/2033 •(a)			29		2
4.072% due 04/25/2037 •			1		1
4.092% due 07/25/2037 •			4		4
4.262% due 10/25/2040 •			12		12
4.592% due 02/25/2056 •			1,936		1,942
4.628% due 03/25/2055 •			3,822		3,823
4.778% due 09/25/2055 •(g)			1,352		1,362
Federal National Mortgage Association-ACES
2.350% due 01/25/2031 ~(a)			450		18
Government National Mortgage Association
3.500% due 11/20/2054 (g)			1,385		1,245
Government National Mortgage Association REMICS
4.085% due 08/20/2047 •			74		72
4.759% due 07/20/2055 •			729		739
4.959% due 07/20/2055 •			3,017		3,052
Government National Mortgage Association, TBA
3.500% due 07/01/2056			3,200		2,874
4.000% due 08/01/2056			5,150		4,785
4.500% due 07/01/2056			3,280		3,151
5.000% due 07/01/2056			4,380		4,319
5.500% due 08/01/2056			2,190		2,198
6.000% due 09/01/2056			2,160		2,200
U.S. Small Business Administration
5.490% due 03/01/2028			3		3
6.020% due 08/01/2028			23		24
Uniform Mortgage-Backed Security, TBA
3.000% due 08/01/2056			50		44
4.000% due 07/01/2056			480		449
4.500% due 07/01/2056			290		278
5.000% due 07/01/2056 - 08/01/2056			34,460		33,848
5.500% due 07/01/2056 - 08/01/2056			8,090		8,115
6.000% due 07/01/2041 - 09/01/2056			39,380		40,136
6.500% due 08/01/2056			19,080		19,716

Total U.S. Government Agencies (Cost $161,299)					161,281

U.S. TREASURY OBLIGATIONS 1.3%
U.S. Treasury Bonds
4.875% due 08/15/2045 (k)			43		43
U.S. Treasury Notes
3.875% due 07/31/2030 (g)			1,200		1,186
4.125% due 02/15/2036			860		839

Total U.S. Treasury Obligations (Cost $2,095)					2,068

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.4%
American Home Mortgage Assets Trust
6.750% due 11/25/2046 þ			135		123
Avon Finance
4.646% due 12/28/2049 •	GBP		337		447
Banc of America Funding Trust
4.112% due 06/20/2037 ~			$26		23
4.558% due 09/20/2046 ~			600		549
6.000% due 08/25/2036			18		17
Banc of America Mortgage Trust
5.266% due 02/25/2034 ~			8		8
5.304% due 06/25/2034 ~			8		8
5.616% due 01/25/2035 ~			7		7
Bear Stearns ARM Trust
4.329% due 02/25/2036 ~			121		113

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2026 (Unaudited)

		$
5.950% due 02/25/2036 •	4		4
Chase Mortgage Finance Trust
4.443% due 09/25/2036 ~	147		126
4.569% due 01/25/2036 ~	12		11
ChaseFlex Trust
4.363% due 07/25/2037 •	1,356		1,224
Chevy Chase Funding LLC Mortgage-Backed Certificates
3.993% due 05/25/2036 •	164		159
CHL Mortgage Pass-Through Trust
4.363% due 05/25/2035 •	90		81
4.423% due 02/25/2035 •	7		6
5.750% due 05/25/2037	12		5
6.000% due 01/25/2037	333		147
6.000% due 02/25/2037	326		139
6.484% due 10/20/2034 ~	10		11
CHL Reperforming Loan REMICS Trust
4.103% due 06/25/2035 •	32		32
Citigroup Mortgage Loan Trust, Inc.
4.445% due 09/25/2037 ~	16		16
5.900% due 10/25/2035 •	22		22
6.480% due 10/25/2035 •	18		18
CitiMortgage Alternative Loan Trust
4.363% due 04/25/2037 •	202		174
6.000% due 06/25/2037	139		125
Countrywide Alternative Loan Trust
4.174% due 09/20/2046 •	34		33
4.283% due 12/25/2035 •	13		12
4.358% due 11/20/2035 •	74		67
5.144% due 08/25/2035 •	37		36
5.224% due 01/25/2036 •	145		141
5.500% due 06/25/2035	274		217
5.500% due 11/25/2035	117		62
5.750% due 03/25/2037	257		126
6.000% due 12/25/2035	357		243
6.000% due 05/25/2036	68		31
6.000% due 08/25/2036 •	130		69
6.250% due 08/25/2036	909		465
7.000% due 10/25/2037	147		46
CSAB Mortgage-Backed Trust
6.184% due 12/25/2036 þ	2,614		332
CSMC Mortgage-Backed Trust
5.750% due 08/25/2036	25		21
CSMC Trust
4.674% due 06/25/2050 ~	766		690
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.143% due 02/25/2037 •	660		593
4.263% due 02/25/2035 •	31		30
First Horizon Alternative Mortgage Securities Trust
4.776% due 06/25/2036 ~	394		309
5.036% due 12/25/2035 ~	48		36
GSR Mortgage Loan Trust
4.096% due 11/25/2035 ~	30		26
4.596% due 11/25/2035 ~	6		6
4.807% due 07/25/2035 ~	3		3
5.073% due 09/25/2035 ~	26		23
5.500% due 01/25/2037	6		17
5.550% due 04/25/2032 •	12		12
HarborView Mortgage Loan Trust
5.744% due 10/19/2035 •	922		421
Impac CMB Trust
4.403% due 03/25/2035 •	120		118
Impac Secured Assets CMN Owner Trust
6.057% due 07/25/2035 ~	36		35
IndyMac INDX Mortgage Loan Trust
3.991% due 05/25/2035 ~	476		317
4.143% due 09/25/2046 •	151		143
4.243% due 07/25/2035 •	230		218
JP Morgan Mortgage Trust
3.927% due 07/27/2037 ~	81		76
4.828% due 04/25/2066 ~	729		732
4.834% due 07/25/2035 ~	4		4
5.511% due 07/25/2035 ~	57		56
5.750% due 01/25/2036	20		9
Lehman Mortgage Trust
4.413% due 11/25/2036 •	247		109
Lehman XS Trust
4.213% due 08/25/2046 •	388		412
MASTR Adjustable Rate Mortgages Trust
5.370% due 11/21/2034 ~	11		11
MASTR Asset Securitization Trust
6.000% due 06/25/2036	157		83
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.600% due 08/15/2032 •	26		26
Merrill Lynch Alternative Note Asset Trust
3.983% due 03/25/2037 •	412		95
4.163% due 03/25/2037 •	3,106		715

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2026 (Unaudited)

		$
6.000% due 03/25/2037	77		23
Merrill Lynch Mortgage Investors Trust
4.641% due 04/25/2035 ~	9		8
4.938% due 05/25/2036 ~	89		85
5.124% due 02/25/2036 ~	1		1
5.645% due 02/25/2033 •	17		17
Morgan Stanley Mortgage Loan Trust
5.569% due 06/25/2036 ~	3		3
6.000% due 08/25/2036	122		48
Morgan Stanley Re-REMICS Trust
5.250% due 05/26/2037 ~	107		45
Morgan Stanley Residential Mortgage Loan Trust
5.332% due 06/26/2056 •	800		802
Nomura Asset Acceptance Corp. Alternative Loan Trust
5.476% due 05/25/2035 þ	32		15
NovaStar Mortgage Funding Trust
0.382% due 09/25/2046 •	901		331
RALI Trust
4.263% due 08/25/2037 •	19		18
6.000% due 01/25/2037	39		32
6.000% due 03/25/2037	88		74
RFMSI Trust
5.351% due 04/25/2037 ~	186		161
Sequoia Mortgage Trust
3.437% due 09/20/2046 ~	99		65
STARM Mortgage Loan Trust
6.034% due 01/25/2037 ~	99		54
Structured Adjustable Rate Mortgage Loan Trust
3.851% due 01/25/2035 ~	24		24
4.596% due 08/25/2035 ~	37		18
Structured Asset Mortgage Investments II Trust
4.183% due 04/25/2036 •	34		31
Thornburg Mortgage Securities Trust
2.690% due 03/25/2044 ~	40		39
5.270% due 12/25/2044 ~	59		58
6.039% due 06/25/2047 •	192		190
WaMu Mortgage Pass-Through Certificates Trust
3.667% due 06/25/2037 ~	130		115
3.748% due 12/25/2046 •	33		29
4.028% due 06/25/2037 ~	40		37
4.303% due 12/25/2045 •	14		14
4.408% due 10/25/2035 ~	21		20
4.643% due 12/25/2035 ~	186		176
4.744% due 02/25/2046 •	69		64
4.878% due 01/25/2035 ~	46		45
5.384% due 08/25/2035 ~	37		38
5.699% due 06/25/2033 ~	31		30
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
3.685% due 09/25/2036 •	671		169
4.263% due 02/25/2036 •	622		545
4.494% due 02/25/2047 •	910		874
4.684% due 04/25/2046 •	76		70
Wells Fargo Mortgage-Backed Securities Trust
6.155% due 09/25/2036 ~	4		4

Total Non-Agency Mortgage-Backed Securities (Cost $18,074)			15,193

ASSET-BACKED SECURITIES 15.4%
AUTOMOBILE ABS OTHER 0.3%
Carvana Auto Receivables Trust
5.050% due 05/12/2031	500		502

AUTOMOBILE SEQUENTIAL 0.3%
Carvana Auto Receivables Trust
5.620% due 01/10/2029	109		110
Lendbuzz Securitization Trust
7.500% due 12/15/2028	301		305
Research-Driven Pagaya Motor Asset Trust V
5.320% due 09/25/2030	84		84

			499

CMBS OTHER 0.5%
AREIT Trust
4.856% due 01/20/2037 •	120		120
LoanCore Issuer Ltd.
5.040% due 11/15/2038 •	10		10
LRECS LLC
5.139% due 08/19/2043 •	600		600

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
MF1 Ltd.
4.832% due 10/16/2036 •			61		61

					791

HOME EQUITY OTHER 4.8%
Asset-Backed Securities Corp. Home Equity Loan Trust
4.573% due 06/25/2034 •			973		1,031
Bear Stearns Asset-Backed Securities I Trust
4.813% due 08/25/2037 •			688		625
Chase Funding Trust
4.403% due 08/25/2032 •			26		26
Citigroup Mortgage Loan Trust, Inc.
3.953% due 05/25/2037 •			956		648
4.363% due 10/25/2036 •			285		169
Countrywide Asset-Backed Certificates
4.163% due 02/25/2037 •			252		239
Countrywide Asset-Backed Certificates Trust
4.203% due 09/25/2037 •			249		271
4.503% due 08/25/2047 •			267		262
EMC Mortgage Loan Trust
5.063% due 02/25/2041 •			9		9
Fremont Home Loan Trust
4.043% due 11/25/2036 •			404		236
4.063% due 10/25/2036 •			1,433		560
GSAA Home Equity Trust
3.811% due 03/25/2036 ~			535		64
3.863% due 05/25/2037 •			578		204
3.903% due 03/25/2036 •			268		84
4.403% due 04/25/2047 •			501		215
6.795% due 06/25/2036 þ			492		106
GSAMP Trust
3.963% due 12/25/2046 •			188		93
4.223% due 01/25/2037 •			605		536
JP Morgan Mortgage Acquisition Trust
4.183% due 10/25/2036 •			33		33
Morgan Stanley ABS Capital I, Inc. Trust
3.873% due 03/25/2037 •			1,761		709
Morgan Stanley Dean Witter Capital I, Inc. Trust
4.743% due 02/25/2033 •			21		21
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
6.532% due 10/25/2036 þ			352		58
Option One Mortgage Loan Trust
4.543% due 02/25/2035 •			308		294
Renaissance Home Equity Loan Trust
4.863% due 09/25/2037 •			328		127
Residential Asset Securities Corporation Trust
4.343% due 06/25/2033 •			77		74
Securitized Asset-Backed Receivables LLC Trust
4.243% due 07/25/2036 •			692		260
Soundview Home Loan Trust
5.063% due 10/25/2037 •			550		433
Structured Asset Investment Loan Trust
6.913% due 08/25/2033 •			420		385

					7,772

WHOLE LOAN COLLATERAL 0.8%
Citigroup Mortgage Loan Trust, Inc.
7.250% due 05/25/2036 þ			119		57
First Franklin Mortgage Loan Trust
4.073% due 09/25/2036 •			129		122
4.483% due 11/25/2035 •			575		536
Securitized Asset-Backed Receivables LLC Trust
4.723% due 01/25/2036 •			288		278
Specialty Underwriting & Residential Finance Trust
4.063% due 06/25/2037 •			118		72
4.363% due 12/25/2036 •			254		248

					1,313

OTHER ABS 8.7% 37 Capital CLO 1 Ltd.
4.953% due 10/15/2034 •			500		501
ACHV ABS Trust
5.430% due 10/27/2031			100		101
AMMC CLO 24 Ltd.
4.875% due 01/20/2035 •			600		600
Anchorage Credit Funding 9 Ltd.
3.793% due 10/25/2037			317		312
Arcano Euro CLO II DAC
4.215% due 07/25/2039 •	EUR		500		573
ARES European CLO XIX DAC
3.586% due 07/15/2037 «•			500		571
Carlyle Euro CLO DAC
3.493% due 08/15/2038 •			500		572

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
Carlyle Global Market Strategies CLO Ltd.
4.765% due 07/20/2034 •			$600		600
CQS U.S. CLO Ltd.
4.875% due 01/20/2035 •			600		601
Foundation Finance Trust
4.670% due 04/15/2052			382		379
Jamestown CLO XVI Ltd.
4.787% due 07/25/2034 •			700		701
Jamestown CLO XVIII Ltd.
4.937% due 07/25/2035 •			500		500
KKR CLO 16 Ltd.
4.815% due 10/20/2034 •			500		501
KKR CLO 33 Ltd.
4.755% due 07/20/2034 •			1,000		1,000
Neuberger Berman Loan Advisers Euro CLO 6 DAC
3.414% due 07/15/2039 •	EUR		500		572
OCP Euro CLO DAC
3.478% due 07/20/2036 •			500		572
Pagaya AI Debt Trust
5.373% due 01/17/2033			$323		324
Palmer Square European Loan Funding DAC
4.283% due 02/15/2035 •	EUR		500		574
PK ALIFT Loan Funding 4 LP
5.052% due 10/15/2039			$436		436
PPM CLO 5 Ltd.
4.855% due 10/18/2034 •			500		501
Providus CLO VIII DAC
3.415% due 11/20/2038 •	EUR		500		572
Romark CLO V Ltd.
4.863% due 01/15/2035 •			$500		500
Shackleton CLO Ltd.
4.875% due 07/20/2034 •			700		701
Symphony CLO XXV Ltd.
4.725% due 04/19/2034 •			700		701
Tikehau U.S. CLO I Ltd.
4.767% due 01/18/2035 •			500		500
Trinitas Euro CLO I DAC
3.414% due 07/15/2039 •	EUR		500		572
Upstart Structured Pass-Through Trust
4.250% due 06/17/2030			$3		3

					14,040

Total Asset-Backed Securities (Cost $26,524)					24,917

SOVEREIGN ISSUES 13.5%
Abu Dhabi Government International Bonds
4.875% due 04/30/2029			200		201
Bonos de la Tesoreria de la Republica en pesos
4.700% due 09/01/2030	CLP		30,000		32
5.800% due 10/01/2029			40,000		45
Brazil Government International Bonds
4.000% due 04/23/2030	EUR		200		229
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2026 (e)	BRL		18,500		3,466
Colombia TES
7.250% due 10/18/2034	COP		935,400		208
11.000% due 08/22/2029			5,969,300		1,695
11.750% due 01/24/2035			7,803,700		2,243
12.750% due 11/28/2040			1,518,900		464
13.250% due 02/09/2033			1,314,800		406
Development Bank of Kazakhstan JSC
4.600% due 01/31/2031			$500		491
Eagle Funding Luxco SARL
5.500% due 08/17/2030			700		704
Ecuador Government International Bonds
0.000% due 07/31/2030 (e)			180		156
Egypt Government Bonds
19.698% due 10/14/2030	EGP		10,100		196
21.954% due 03/04/2028			11,200		221
Ivory Coast Government International Bonds
6.625% due 03/22/2048	EUR		200		221
Japan Government Thirty Year Bonds
2.400% due 03/20/2055	JPY		90,000		410
Panama Government International Bonds
6.400% due 02/14/2035			$400		423
Peru Government Bonds
6.150% due 08/12/2032	PEN		600		190
6.850% due 08/12/2035			1,500		462
7.300% due 08/12/2033			2,900		950
Peru Government International Bonds
5.400% due 08/12/2034			2,500		715
6.150% due 08/12/2032			10,500		3,327
6.950% due 08/12/2031			401		133
Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR		23,070		1,207
7.000% due 02/28/2031			18,070		1,066

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2026 (Unaudited)

		$	$
8.250% due 03/31/2032		1,800		111
8.500% due 01/31/2037		2,900		176
8.875% due 02/28/2035		15,700		993
9.000% due 01/31/2040		300		19
Romania Government International Bonds
6.750% due 07/11/2039	EUR	300		364
Turkiye Government Bonds
40.305% (BISTREFI + 0.000%) due 09/06/2028 ~	TRY	5,500		119
40.760% (BISTREFI + 0.000%) due 05/17/2028 ~		6,200		134

Total Sovereign Issues (Cost $20,280)				21,777

		SHARES
COMMON STOCKS 3.9%
CONSUMER DISCRETIONARY 0.9%
Amazon.com, Inc. (c)		5,828		1,389

INFORMATION TECHNOLOGY 3.0%
NVIDIA Corp.		24,352		4,873

Total Common Stocks (Cost $6,123)				6,262

EXCHANGE-TRADED FUNDS 16.4%
iShares Core S&P 500 ETF		30,762		23,037
State Street SPDR Portfolio S&P 500 ETF		38,242		3,361

Total Exchange-Traded Funds (Cost $25,819)				26,398

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 8.2%
COMMERCIAL PAPER 2.0%
Constellation Energy Generation LLC
4.110% due 08/03/2026		$1,700		1,693
Glencore Funding LLC
4.050% due 08/10/2026		1,600		1,592

				3,285

SHORT-TERM NOTES 1.0%
Federal Home Loan Bank Discount Notes
3.735% due 09/11/2026 (e)(f)		1,700		1,687

EGYPT TREASURY BILLS 0.0%
24.227% due 10/13/2026 - 10/20/2026 (d)(e)	EGP	1,050		20

NIGERIA TREASURY BILLS 0.3%
20.602% due 01/14/2027 - 01/28/2027 (d)(e)	NGN	630,500		409

U.S. TREASURY BILLS 4.9%
3.792% due 07/21/2026 - 09/10/2026 (d)(e)(i)(k)		$7,993		7,960

Total Short-Term Instruments (Cost $13,361)				13,361

Total Investments in Securities (Cost $279,079)				276,847

		SHARES
INVESTMENTS IN AFFILIATES 11.3%
SHORT-TERM INSTRUMENTS 11.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.3%
PIMCO Short Asset Portfolio		1,840,759		18,131
PIMCO Short-Term Floating NAV Portfolio III		2,718		27

Total Short-Term Instruments (Cost $18,042)				18,158

Total Investments in Affiliates (Cost $18,042)				18,158

Total Investments 183.0% (Cost $297,121)				$295,005
Financial Derivative Instruments (h)(j) 1.8% (Cost or Premiums, net $4,757)				2,920

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2026 (Unaudited)

	$
Other Assets and Liabilities, net (84.8)%		(136,675)

Net Assets 100.0%		$161,250

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	Principal only security.

(c)	Security did not produce income within the last twelve months.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Zero coupon security.

(f)	Coupon represents a yield to maturity.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
DEU	3.710%	06/11/2026	07/02/2026	$(1,200)	$(1,202)
	3.740	06/10/2026	07/13/2026	(2,125)	(2,130)
SBI	3.740	06/11/2026	07/13/2026	(5,845)	(5,857)
	3.750	06/16/2026	07/13/2026	(2,567)	(2,571)
	3.770	06/24/2026	07/13/2026	(1,467)	(1,468)
	3.770	06/25/2026	07/13/2026	(3,767)	(3,769)
	3.810	06/26/2026	07/13/2026	(5,076)	(5,079)

Total Reverse Repurchase Agreements					$(22,076)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (11.4)%
Government National Mortgage Association, TBA	3.000%	07/01/2056	$4,600	$(4,070)	$(4,083)
Uniform Mortgage-Backed Security, TBA	2.000	07/01/2056	3,220	(2,554)	(2,572)
Uniform Mortgage-Backed Security, TBA	2.500	08/01/2056	4,560	(3,801)	(3,810)
Uniform Mortgage-Backed Security, TBA	3.500	08/01/2056	4,470	(4,025)	(4,053)
Uniform Mortgage-Backed Security, TBA	4.000	07/01/2056	3,800	(3,551)	(3,552)
Uniform Mortgage-Backed Security, TBA	4.500	08/01/2056	350	(336)	(335)

Total Short Sales (11.4)%				$(18,337)	$(18,405)

(g)	Securities with an aggregate market value of $22,816 have been pledged as collateral under the terms of master agreements as of June 30, 2026.

(1)

The average amount of borrowings outstanding during the period ended June 30, 2026 was $(3,624) at a weighted average interest rate of 3.747%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

FUTURE STYLED COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOE California Carbon Allowances December 2026 Futures	$45.000	12/15/2026	17	$17	$7	$1

Total Purchased Options					$7	$1

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2026 (Unaudited)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month CORRA Futures	06/2027	1	$172	$0	$0	$0
California Carbon Allowance Vintage Futures	12/2026	19	626	(8)	0	(3)
CBOT 10 Year U.S. Treasury Notes Futures	09/2026	14	1,538	5	0	(4)
CBOT 5 Year U.S. Treasury Notes Futures	09/2026	535	57,270	57	0	(101)
CBOT U.S. Long Bond Futures	09/2026	14	1,589	25	0	(9)
Euro-BTP Italian Bond Futures	09/2026	17	2,318	20	0	(1)
SFE 10 Year Australian Bond Futures	09/2026	23	1,749	25	3	(4)
Three Month SONIA Index Futures	06/2027	50	15,909	75	0	(6)

				$199	$3	$(128)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3 Month Euro Euribor Futures	06/2027	1	$(278)	$1	$0	$0
Adjusted Interest Rate S&P 500 Total Return Index Futures	07/2026	22	(8,074)	(235)	0	(68)
Adjusted Interest Rate S&P 500 Total Return Index Futures	09/2026	41	(15,074)	(172)	0	(130)
CBOT 2 Year U.S. Treasury Notes Futures	09/2026	27	(5,566)	8	3	0
French Government Bond Futures	09/2026	80	(10,967)	(42)	19	0
SFE 3 Year Australian Bond Futures	09/2026	2	(145)	(1)	0	0
TSE Japanese 10 Year Bond Futures	09/2026	7	(5,501)	(14)	20	0
Ultra 10 Year U.S. Treasury Notes Futures	09/2026	10	(1,125)	(23)	4	0
Ultra U.S. Treasury Bond Futures	09/2026	22	(2,555)	14	17	0
				$(464)	$63	$(198)

Total Futures Contracts				$(265)	$66	$(326)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

									Variation Margin(6)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Bank of America Corp.	1.000%	Quarterly	12/20/2026	0.238%	$600	$8	$(6)	$2	$0	$0
General Electric Co.	1.000	Quarterly	12/20/2026	0.039	700	8	(4)	4	0	0
						$16	$(10)	$6	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)

									Variation Margin(6)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.IG-44 5-Year Index	(1.000)%	Quarterly	06/20/2030		$3,500	$(61)	$(13)	$(74)	$0	$0
CDX.IG-45 5-Year Index	(1.000)	Quarterly	12/20/2030		52,900	(1,067)	(94)	(1,161)	6	0
CDX.IG-46 5-Year Index	(1.000)	Quarterly	06/20/2031		13,160	(217)	(75)	(292)	2	0
CDX.iTraxx Crossover 45 5-Year Index	(5.000)	Quarterly	06/20/2031	EUR	130	(11)	(6)	(17)	0	0
CDX.iTraxx Main 45 5-Year Index	(1.000)	Quarterly	06/20/2031		740	(15)	(4)	(19)	0	0

						$(1,371)	$(192)	$(1,563)	$8	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

								Variation Margin(6)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.EM-45 5-Year Index	1.000%	Quarterly	06/20/2031	$200	$(6)	$2	$(4)	$0	$0
CDX.HY-46 5-Year Index	5.000	Quarterly	06/20/2031	10	1	0	1	0	0

					$(5)	$2	$(3)	$0	$0

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2026 (Unaudited)

INTEREST RATE SWAPS

										Variation Margin(6)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	11,100	$(54)	$(127)	$(181)	$0	$(14)
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		100	(1)	3	2	0	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.930	Annual	01/06/2035		100	0	(3)	(3)	0	0
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/17/2035		1,300	(38)	1	(37)	0	(3)
Pay(7)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/16/2036		2,900	(40)	(73)	(113)	0	(8)
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/17/2055		660	31	3	34	3	0
Pay(7)	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	09/16/2036	JPY	852,500	(127)	(132)	(259)	0	(27)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.500	Annual	12/17/2055		240,000	(152)	(79)	(231)	0	(23)
Pay	1-Day USD-SOFR Compounded-OIS	3.982	Annual	09/30/2026		$7,700	0	12	12	0	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	3.150	Annual	08/25/2028		59,300	(383)	(61)	(444)	0	(34)
Pay	1-Day USD-SOFR Compounded-OIS	3.842	Annual	02/28/2029		940	0	(2)	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		300	(1)	2	1	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		3,700	93	32	125	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030		1,650	(23)	35	12	4	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	11/30/2030		1,500	(7)	2	(5)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		11,550	(215)	289	74	27	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		4,900	49	39	88	11	0
Pay	1-Day USD-SOFR Compounded-OIS	3.809	Annual	06/30/2031		2,700	0	(17)	(17)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		1,700	5	8	13	5	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		13,100	1,553	(35)	1,518	41	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2032		850	(9)	18	9	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032		5,770	(131)	191	60	21	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	03/18/2033		3,390	2	(39)	(37)	0	(13)
Pay	1-Day USD-SOFR Compounded-OIS	3.742	Annual	03/26/2033		2,400	(11)	(16)	(27)	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	3.721	Annual	04/01/2033		2,400	(12)	(18)	(30)	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	3.646	Annual	04/17/2033		1,200	(9)	(12)	(21)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.674	Annual	04/29/2033		1,900	(13)	(17)	(30)	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	3.560	Annual	04/30/2033		1,900	(18)	(25)	(43)	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	3.600	Annual	06/04/2033		2,400	(12)	(37)	(49)	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/17/2033		570	10	5	15	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		7,900	516	(61)	455	30	0
Pay	1-Day USD-SOFR Compounded-OIS	3.783	Annual	06/23/2033		2,300	(14)	(8)	(22)	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		2,410	(4)	40	36	10	0
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	10/11/2034		100	0	(4)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.375	Annual	10/15/2034		100	0	(4)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.385	Annual	10/17/2034		100	0	(4)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.395	Annual	10/17/2034		200	(1)	(8)	(9)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.446	Annual	10/23/2034		100	0	(4)	(4)	0	0

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2026 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.463	Annual	10/23/2034	100	0	(4)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.465	Annual	10/30/2034	100	0	(4)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.485	Annual	10/30/2034	100	0	(4)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.495	Annual	10/30/2034	200	(1)	(6)	(7)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.455	Annual	11/01/2034	100	0	(4)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	11/01/2034	100	0	(4)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.435	Annual	11/05/2034	300	(1)	(11)	(12)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/06/2034	100	0	(3)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.535	Annual	11/06/2034	200	(1)	(5)	(6)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034	100	0	(1)	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.866	Annual	11/14/2034	100	(1)	0	(1)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034	100	(1)	0	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.855	Annual	11/19/2034	100	(1)	0	(1)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	2,800	(18)	65	47	12	0
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034	100	0	0	0	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035	100	0	0	0	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035	100	0	(1)	(1)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.890	Annual	01/08/2035	100	0	(1)	(1)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035	100	0	0	0	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035	200	(1)	0	(1)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.013	Annual	01/15/2035	100	0	0	0	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	01/21/2035	100	0	1	1	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035	100	0	1	1	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035	50	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035	100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035	100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035	100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035	100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035	100	0	0	0	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035	200	(1)	2	1	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035	100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/07/2035	100	(1)	(1)	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035	14,450	31	260	291	69	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035	950	(17)	37	20	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	02/15/2036	900	0	24	24	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.748	Annual	03/03/2036	200	(1)	5	4	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.775	Annual	03/03/2036	200	(1)	5	4	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.960	Annual	05/22/2036	200	(1)	0	(1)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.002	Annual	05/28/2036	100	0	0	0	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.006	Annual	05/28/2036	300	(1)	1	0	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/17/2036	761	13	4	17	4	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/16/2036	2,300	11	42	53	12	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052	3,300	745	552	1,297	25	0

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2026 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	4.046	Annual	11/15/2052		1,080	0	(28)	(28)	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	4.054	Annual	11/15/2052		1,130	0	(28)	(28)	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		1,980	106	366	472	18	0
Receive	1-Day USD-SOFR Compounded-OIS	4.010	Annual	11/15/2053		300	0	10	10	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		3,360	49	354	403	34	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		3,810	(327)	(131)	(458)	0	(39)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		980	24	52	76	11	0
Pay	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2056		470	(19)	3	(16)	0	(5)
Pay(7)	1-Day USD-SOFR Compounded-OIS	4.110	Annual	08/25/2057		400	(21)	16	(5)	0	(4)
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027	BRL	600	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		6,300	0	(10)	(10)	0	0
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027		1,100	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	12.810	Maturity	01/02/2029		6,900	0	(33)	(33)	3	0
Pay	1-Year BRL-CDI	12.975	Maturity	01/02/2029		10,700	0	(48)	(48)	5	0
Pay	1-Year BRL-CDI	13.245	Maturity	01/02/2029		12,200	0	(49)	(49)	5	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		4,200	0	(19)	(19)	2	0
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		300	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	12.985	Maturity	01/02/2031		10,230	(36)	(19)	(55)	6	0
Receive	1-Year BRL-CDI	14.210	Maturity	01/02/2031		12,100	0	(12)	(12)	0	(7)
Pay(7)	3-Month AUD-BBR-BBSW	5.000	Semi-Annual	09/16/2036	AUD	1,900	14	4	18	0	0
Receive	3-Month COP-IBR Compounded-OIS	8.590	Quarterly	08/22/2029	COP	2,187,950	0	35	35	1	0
Receive	3-Month COP-IBR Compounded-OIS	8.933	Quarterly	08/22/2029		1,889,850	0	25	25	1	0
Pay(7)	3-Month COP-IBR Compounded-OIS	4.668	Annual	06/16/2036	CZK	100	0	0	0	0	0
Pay(7)	3-Month COP-IBR Compounded-OIS	4.510	Annual	06/17/2036		400	0	0	0	0	0
Pay(7)	3-Month COP-IBR Compounded-OIS	4.335	Annual	07/01/2036		1,120	0	0	0	0	0
Receive(7)	3-Month PLN-WIBOR	4.723	Annual	12/01/2035	PLN	700	0	(1)	(1)	0	0
Receive(7)	3-Month PLN-WIBOR	4.685	Annual	12/02/2035		100	0	0	0	0	0
Receive(7)	3-Month PLN-WIBOR	4.960	Annual	06/16/2036		20	0	0	0	0	0
Receive(7)	3-Month PLN-WIBOR	4.800	Annual	06/17/2036		70	0	0	0	0	0
Receive(7)	3-Month PLN-WIBOR	4.625	Annual	07/01/2036		200	0	0	0	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	3,900	(17)	(18)	(35)	0	(1)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		1,800	35	(61)	(26)	0	(1)
Receive	6-Month CLP-CHILIBOR	4.590	Semi-Annual	10/01/2029	CLP	36,000	0	0	0	0	0
Receive	6-Month CLP-CHILIBOR	4.676	Semi-Annual	09/01/2030		27,000	0	0	0	0	0
Pay	6-Month CZK-PRIBOR	3.760	Annual	11/01/2034	CZK	200	0	0	0	0	0
Pay(7)	6-Month CZK-PRIBOR	4.523	Annual	12/01/2035		3,960	0	2	2	0	0
Pay(7)	6-Month CZK-PRIBOR	4.485	Annual	12/02/2035		600	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.280	Annual	03/04/2030	EUR	100	0	2	2	0	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030		200	(1)	4	3	0	0
Receive	6-Month EUR-EURIBOR	2.350	Annual	04/29/2030		100	0	2	2	0	0
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		100	(1)	(3)	(4)	0	0
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		100	0	(4)	(4)	0	0
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		100	0	(3)	(3)	0	0
Receive	6-Month EUR-EURIBOR	2.970	Annual	12/15/2033		100	0	(3)	(3)	0	0
Receive	6-Month EUR-EURIBOR	2.890	Annual	12/22/2033		100	0	(2)	(2)	0	0
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		100	0	(2)	(2)	0	0
Receive	6-Month EUR-EURIBOR	2.650	Annual	01/08/2034		100	0	1	1	0	0
Receive	6-Month EUR-EURIBOR	2.390	Annual	10/01/2034		100	0	3	3	0	0
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		100	0	(5)	(5)	0	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		100	0	(3)	(3)	0	0

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2026 (Unaudited)

Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		100	0	(3)	(3)	0	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		100	0	(4)	(4)	0	0
Receive	6-Month EUR-EURIBOR	2.550	Annual	04/16/2035		100	0	3	3	0	0
Pay(7)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		7,750	(213)	73	(140)	0	(10)
Receive(7)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		5,900	142	(35)	107	8	0
Pay(7)	CAONREPO	3.000	Semi-Annual	09/16/2036	CAD	1,100	(24)	13	(11)	0	0
Receive	CPURNSA	2.477	Maturity	11/07/2029		$170	0	2	2	0	0
Receive	CPURNSA	2.503	Maturity	03/25/2030		1,700	0	11	11	1	0
Receive	CPURNSA	2.520	Maturity	03/27/2030		2,600	0	14	14	1	0
Receive	CPURNSA	2.523	Maturity	03/27/2030		1,120	4	2	6	1	0
Receive	CPURNSA	2.480	Maturity	10/29/2035		3,800	0	2	2	4	0
Receive	CPURNSA	2.487	Maturity	12/07/2051		1,000	43	(20)	23	0	0

							$1,494	$1,299	$2,793	$408	$(294)

Total Swap Agreements							$134	$1,099	$1,233	$416	$(294)

(i)	Securities with an aggregate market value of $542 and cash of $5,905 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	Unsettled variation margin asset of $1 for closed swap agreements is outstanding at period end.
(7)	This instrument has a forward starting effective date.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	07/2026	AUD	159		$114	$4	$0
	07/2026	CNH	136		20	0	0
	07/2026	NZD	1,275		754	30	0
	07/2026	SGD	155		121	2	0
	07/2026		$20	CAD	28	0	0
	07/2026		579	NZD	1,025	3	0
	08/2026	CAD	28		$20	0	0
	08/2026	NZD	1,025		580	0	(3)
	08/2026		$184	SGD	238	0	0
BOA	07/2026	BRL	614		$121	2	0
	07/2026	GBP	194		260	2	0
	07/2026	ILS	116		40	1	0
	07/2026	INR	964		10	0	0
	07/2026	KRW	15,352		10	0	0
	07/2026	PEN	156		46	0	0
	07/2026	PHP	1,844		30	0	0
	07/2026	TWD	951		30	0	0
	07/2026		$119	BRL	614	0	0
	07/2026		142	CNH	961	0	(1)
	07/2026		101	EUR	87	0	(2)
	07/2026		101	INR	9,564	0	0
	07/2026		10	JPY	1,656	0	0
	07/2026		101	KRW	154,585	0	(1)
	07/2026		383	NOK	3,564	0	(24)
	07/2026		16	PLN	60	0	0
	07/2026		10	TWD	315	0	0
	08/2026	HKD	115		$15	0	0
	08/2026	ILS	259		87	0	0
	08/2026		$23	INR	2,209	0	0
	09/2026	IDR	178,068		$10	0	0
	09/2026	INR	13,439		141	0	0
	09/2026	MXN	4,410		251	1	0
	09/2026		$14	INR	1,327	0	0

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2026 (Unaudited)

	09/2026		49	PHP	3,036	0	0
	10/2026	BRL	400		$73	0	(3)
BPS	07/2026		3,396		654	1	(5)
	07/2026	CAD	222		160	4	0
	07/2026	CHF	118		150	4	0
	07/2026	CLP	17,929		20	1	0
	07/2026	CNH	897		133	0	0
	07/2026	COP	469,312		130	0	(7)
	07/2026	CZK	1,721		83	2	0
	07/2026	HUF	12,169		40	1	0
	07/2026	IDR	15,755,224		879	0	(1)
	07/2026	ILS	404		137	1	0
	07/2026	INR	35,532		370	0	(5)
	07/2026	JPY	52,800		330	5	0
	07/2026	KRW	304,000		198	2	0
	07/2026	PHP	4,294		70	0	0
	07/2026	THB	4,261		130	2	0
	07/2026	TRY	4,845		102	0	(1)
	07/2026	TWD	1,579		50	0	0
	07/2026		$670	BRL	3,396	0	(12)
	07/2026		30	CAD	42	0	0
	07/2026		19	CLP	17,929	0	0
	07/2026		43	COP	146,984	0	0
	07/2026		194	GBP	147	1	0
	07/2026		347	IDR	6,219,519	0	0
	07/2026		889	INR	84,370	3	(1)
	07/2026		35	JPY	5,600	0	(1)
	07/2026		300	KRW	460,301	0	(3)
	07/2026		97	SEK	935	0	(1)
	07/2026		705	TWD	22,264	0	(7)
	07/2026	ZAR	9,143		$557	0	0
	08/2026	CAD	220		155	0	0
	08/2026	COP	131,017		38	0	0
	08/2026	IDR	1,796,638		100	0	0
	08/2026	ILS	316		107	1	0
	08/2026		$60	BRL	313	0	0
	08/2026		254	EUR	223	1	0
	08/2026		196	INR	18,557	0	0
	08/2026		50	TWD	1,582	0	0
	08/2026		183	ZAR	3,038	2	0
	09/2026	COP	577,142		$158	0	(8)
	09/2026	IDR	1,946,741		107	0	(1)
	09/2026	INR	7,739		80	0	(1)
	09/2026	THB	4,978		153	3	0
	09/2026		$694	IDR	12,295,307	1	(13)
	09/2026		63	INR	6,024	0	0
	09/2026		117	NOK	1,100	0	(6)
	09/2026		58	NZD	100	0	(2)
	09/2026		64	SEK	600	0	(2)
	09/2026		20	THB	654	0	0
	10/2026	BRL	6,300		$1,181	10	(24)
	12/2026		$68	IDR	1,243,650	0	0
BRC	07/2026	COP	1,329,877		$386	0	(1)
	07/2026	IDR	180,516		10	0	0
	07/2026	ILS	750		255	3	0
	07/2026	NZD	1,689		999	40	0
	07/2026	TRY	6,681		140	0	(2)
	07/2026		$392	CAD	548	0	(6)
	07/2026		350	COP	1,329,877	37	0
	07/2026		167	MYR	682	1	(1)
	07/2026		199	SGD	257	0	(1)
	07/2026		1,011	TRY	48,195	8	0
	07/2026	ZAR	45,066		$2,775	28	0
	09/2026		$381	COP	1,329,877	1	0
	09/2026		10	IDR	181,484	0	0
BSH	07/2026		10	CAD	14	0	0
	07/2026		187	JPY	29,677	0	(4)
	07/2026		1,004	NZD	1,776	5	0
	08/2026	NZD	1,776		$1,005	0	(5)
	09/2026	NOK	500		51	1	0
	09/2026		$2,047	BRL	10,500	0	(43)
	09/2026		384	CLP	338,426	0	(17)
	09/2026		9	PEN	30	0	0
	10/2026	BRL	6,800		$1,255	0	(34)
	12/2026	CLP	79,005		88	2	0
	12/2026	PEN	2,476		731	11	0
CBK	07/2026	AUD	321		227	5	0
	07/2026	BRL	207		40	0	0
	07/2026	CAD	1,042		749	14	0
	07/2026	COP	69,970		20	0	0
	07/2026	CZK	1,042		50	1	0
	07/2026	DKK	131		20	0	0
	07/2026	EUR	294		343	7	0
	07/2026	IDR	483,863		27	0	0
	07/2026	ILS	451		155	4	0
	07/2026	INR	19,274		204	1	0

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2026 (Unaudited)

	07/2026	KRW	44,932		30	1	0
	07/2026	NOK	465		50	3	0
	07/2026	PEN	1,401		414	5	0
	07/2026	SEK	4,068		440	21	0
	07/2026	TWD	1,899		60	0	0
	07/2026		$281	AUD	399	0	(5)
	07/2026		40	BRL	207	0	0
	07/2026		284	CAD	397	0	(4)
	07/2026		10	CLP	8,954	0	0
	07/2026		62	COP	213,632	0	0
	07/2026		240	GBP	179	0	(3)
	07/2026		148	HUF	45,202	0	(3)
	07/2026		175	IDR	3,141,150	0	0
	07/2026		199	INR	19,274	5	0
	07/2026		78	KRW	119,719	0	(1)
	07/2026		112	PLN	408	0	(3)
	07/2026		100	SEK	920	0	(5)
	07/2026		252	TWD	7,974	0	(2)
	07/2026	ZAR	545		$33	0	0
	08/2026	CLP	9,202		10	0	0
	08/2026	COP	41,797		12	0	0
	08/2026	ILS	732		254	8	0
	08/2026	PEN	205		60	0	0
	08/2026		$40	ILS	118	0	0
	08/2026		36	INR	3,448	0	0
	08/2026		93	ZAR	1,656	8	0
	09/2026	CLP	1,375,857		$1,537	43	0
	09/2026	COP	676,407		174	0	(20)
	09/2026	IDR	7,017,801		389	0	(1)
	09/2026	INR	9,051		94	0	(1)
	09/2026	MXN	65		4	0	0
	09/2026	PEN	892		261	1	0
	09/2026	PHP	4,955		81	0	0
	09/2026	SEK	400		41	0	0
	09/2026	THB	4,192		127	0	0
	09/2026		$624	CLP	541,352	0	(36)
	09/2026		131	COP	516,261	18	0
	09/2026		133	IDR	2,367,499	0	(1)
	09/2026		68	MXN	1,218	1	0
	09/2026		13	PEN	43	0	0
	09/2026		447	THB	14,405	0	(11)
	10/2026	COP	187,989		$53	0	0
	10/2026	PEN	1,025		296	0	(3)
	11/2026	COP	30,865		8	0	0
	12/2026	PEN	15,079		4,314	0	(71)
	12/2026		$214	IDR	3,884,377	1	0
	01/2027	PEN	333		$98	2	0
DUB	07/2026	CZK	1,860		89	2	0
	07/2026	IDR	449,772		25	0	0
	07/2026	INR	17,028		180	1	0
	07/2026		$107	INR	10,320	2	0
	07/2026		36	NOK	332	0	(2)
	07/2026		112	PLN	414	0	(2)
	07/2026	ZAR	20,928		$1,293	17	0
	09/2026	IDR	6,472,170		359	0	0
	09/2026		$71	AUD	100	0	(1)
	09/2026		94	IDR	1,699,591	1	0
	09/2026		160	INR	15,242	0	0
	09/2026		32	SEK	300	0	(1)
	12/2026		73	IDR	1,325,442	0	0
FAR	07/2026	BRL	406		$79	0	0
	07/2026	CHF	63		80	2	0
	07/2026	CNH	892		132	1	0
	07/2026	GBP	171		230	3	0
	07/2026	HUF	125		0	0	0
	07/2026	JPY	153,350		948	5	0
	07/2026	SGD	4,231		3,317	46	0
	07/2026	THB	330		10	0	0
	07/2026		$78	BRL	406	1	0
	07/2026		363	CNH	2,470	1	0
	07/2026		313	HUF	96,667	0	(3)
	07/2026		556	JPY	88,375	0	(13)
	07/2026		499	PLN	1,831	0	(12)
	07/2026		76	SEK	740	0	0
	07/2026	ZAR	29,914		$1,813	0	(11)
	08/2026	CNH	2,465		363	0	(1)
	08/2026	ILS	375		131	5	0
	08/2026	PEN	236		70	1	0
	08/2026	SEK	739		76	0	0
	08/2026		$948	JPY	152,949	0	(5)
	09/2026		109	INR	10,408	1	0
	09/2026		55	MXN	975	0	0
	09/2026		684	PEN	2,352	1	0
GLM	07/2026	BRL	2,914		$543	0	(22)
	07/2026	CLP	26,855		30	1	0
	07/2026	IDR	2,999,976		168	0	0

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2026 (Unaudited)

	07/2026	INR	1,921		20	0	0
	07/2026	KRW	67,180		44	0	0
	07/2026	MYR	1,973		487	4	0
	07/2026	PLN	118		32	0	0
	07/2026		$578	BRL	2,914	0	(13)
	07/2026		1,918	CAD	2,729	6	0
	07/2026		25	COP	88,274	1	0
	07/2026		167	IDR	2,999,976	0	0
	07/2026		122	KRW	186,209	0	(1)
	07/2026		78	MYR	319	0	0
	07/2026		50	PHP	3,086	0	0
	07/2026		50	TWD	1,578	0	(1)
	07/2026		1,251	ZAR	20,663	8	0
	08/2026	CAD	2,725		$1,918	0	(7)
	08/2026		$50	INR	4,823	1	0
	09/2026	COP	1,433,964		$400	0	(12)
	09/2026	IDR	4,939,821		273	0	(1)
	09/2026	MXN	73		4	0	0
	09/2026	PHP	3,093		50	0	0
	09/2026	THB	11,742		363	8	0
	09/2026		$412	IDR	7,407,059	1	(2)
	09/2026		256	INR	24,639	3	0
	09/2026		70	MYR	284	0	0
	11/2026	COP	90,825		$25	0	(1)
	12/2026		$127	COP	495,848	12	0
IND	07/2026	DKK	233		$36	1	0
JPM	07/2026	AUD	688		491	14	0
	07/2026	BRL	1,969		383	1	0
	07/2026	CAD	128		93	2	0
	07/2026	CLP	27,255		30	0	0
	07/2026	CZK	433		21	0	0
	07/2026	HUF	2,202		7	0	0
	07/2026	ILS	1,637		551	2	(2)
	07/2026	INR	8,287		88	0	0
	07/2026	KRW	20,761		13	0	0
	07/2026	NOK	592		60	0	0
	07/2026	NZD	111		66	3	0
	07/2026	PHP	613		10	0	0
	07/2026	THB	666		20	0	0
	07/2026	TWD	950		30	0	0
	07/2026		$380	BRL	1,969	1	0
	07/2026		70	CAD	98	0	(1)
	07/2026		431	GBP	321	0	(5)
	07/2026		446	HUF	136,454	0	(8)
	07/2026		26	IDR	460,440	0	0
	07/2026		88	INR	8,287	0	0
	07/2026		13	KRW	20,758	0	0
	07/2026		183	NZD	324	1	0
	07/2026		476	PLN	1,735	0	(15)
	07/2026		98	THB	3,261	1	0
	08/2026	HKD	426		$55	0	0
	08/2026	ILS	1,268		436	10	0
	08/2026		$77	INR	7,352	0	0
	08/2026		60	NOK	592	0	0
	09/2026	CAD	100		$71	0	0
	09/2026	IDR	462,999		26	0	0
	09/2026	INR	8,345		88	0	0
	09/2026	MXN	2,715		156	2	0
	09/2026	THB	8,836		270	4	(1)
	09/2026		$72	CAD	100	0	(1)
	09/2026		152	INR	14,516	0	0
	09/2026		119	JPY	19,000	0	(2)
	09/2026		2,292	MXN	39,839	0	(28)
	10/2026	BRL	5,000		$910	0	(37)
	10/2026		$383	BRL	2,013	0	(1)
	12/2026		207	MXN	3,653	0	(1)
MBC	07/2026	AUD	168		$121	4	0
	07/2026	CHF	2,567		3,264	87	(1)
	07/2026	COP	322,126		85	0	(9)
	07/2026	EUR	1,592		1,847	28	0
	07/2026	GBP	261		351	5	0
	07/2026	IDR	41,269		2	0	0
	07/2026	ILS	142		51	3	0
	07/2026	INR	15,199		161	0	0
	07/2026	JPY	31,500		198	4	0
	07/2026	NOK	601		62	2	0
	07/2026		$506	AUD	733	2	0
	07/2026		518	CHF	413	0	(7)
	07/2026		147	DKK	945	0	(2)
	07/2026		740	EUR	643	0	(6)
	07/2026		12	IDR	221,801	0	0
	07/2026		72	ILS	211	0	(1)
	07/2026		248	INR	23,920	4	0
	07/2026		174	JPY	27,653	0	(4)
	07/2026		538	KRW	815,224	0	(11)
	07/2026		85	NOK	789	0	(5)

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2026 (Unaudited)

	07/2026		150	SEK	1,422	0	(3)
	07/2026		192	SGD	247	0	(2)
	08/2026	AUD	472		$326	0	(1)
	08/2026	DKK	170		26	0	0
	08/2026	NOK	790		80	0	0
	08/2026	SEK	451		46	0	0
	08/2026		$27	INR	2,604	0	0
	08/2026		329	JPY	53,200	0	(1)
	08/2026		19	NOK	191	0	0
	09/2026	AUD	100		$69	0	0
	09/2026	THB	4,789		145	1	(1)
	09/2026		$116	EUR	100	0	(2)
	09/2026		406	INR	38,785	2	(1)
	09/2026		100	SGD	127	0	(1)
MYI	07/2026	DKK	1,090		$169	2	0
	07/2026	JPY	18,100		113	2	0
	07/2026	NOK	3,020		320	15	0
	07/2026	PLN	112		30	0	0
	07/2026		$108	DKK	705	0	0
	07/2026		193	JPY	30,800	0	(3)
	08/2026		160	CHF	129	0	0
	09/2026	PEN	358		$104	0	0
NGF	07/2026	IDR	2,776,822		155	0	0
	07/2026		$156	IDR	2,776,822	0	(1)
	07/2026		251	INR	24,142	4	0
	07/2026		977	TRY	45,989	5	0
	09/2026	IDR	2,792,395		$156	1	0
	09/2026		$81	IDR	1,445,412	0	(1)
RYL	07/2026	AUD	179		$127	3	0
SCX	07/2026	CAD	193		137	1	0
	07/2026	INR	11,920		126	0	0
	07/2026	NZD	51		30	1	0
	07/2026		$59	IDR	1,067,925	0	0
	07/2026		330	INR	31,656	4	0
	07/2026		180	SGD	233	0	0
	08/2026	HKD	402		$51	0	0
	08/2026		$125	INR	11,979	1	0
	09/2026	IDR	3,762,264		$208	0	0
	09/2026	NZD	100		57	0	0
	09/2026	SGD	129		100	0	0
	09/2026	THB	4,496		139	3	0
	09/2026		$223	IDR	3,997,583	1	(1)
	09/2026		126	INR	12,000	0	0
SOG	07/2026	CNH	1,506		$223	1	0
	07/2026	DKK	245		38	1	0
	07/2026	EUR	5,928		6,915	142	0
	07/2026		$264	AUD	383	1	0
	07/2026		2,699	CHF	2,183	3	0
	07/2026		8,058	EUR	7,084	36	0
	07/2026		453	JPY	72,008	0	(10)
	07/2026		3,002	SGD	3,888	3	0
	08/2026	AUD	383		$264	0	(1)
	08/2026	CHF	2,175		2,699	0	(3)
	08/2026	EUR	7,084		8,068	0	(36)
	08/2026	SGD	3,879		3,002	0	(3)
	08/2026		$148	CAD	210	0	0
	09/2026		59	JPY	9,400	0	(1)
SSB	07/2026	CAD	2,153		$1,562	43	0
	07/2026	GBP	21		28	0	0
	07/2026	KRW	15,328		10	0	0
	07/2026		$18	CAD	25	0	0
	08/2026	CAD	25		$18	0	0
	08/2026	COP	7,609,441		1,995	0	(207)
	08/2026		$28	GBP	21	0	0
UAG	07/2026		191	CHF	152	0	(3)
	07/2026		73	COP	251,391	0	0
	07/2026		114	PLN	415	0	(3)
	09/2026	COP	251,391		$72	0	0
	09/2026	THB	507		15	0	0
	09/2026		$599	CLP	533,130	0	(20)
	09/2026		44	THB	1,442	0	0
	11/2026	HUF	16,581	EUR	46	0	0
	12/2026	COP	9,910,714		$2,540	0	(249)

Total Forward Foreign Currency Contracts						$968	$(1,232)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC USD versus KRW	KRW	1,400.000	07/09/2026	270	$ 3	$ 0
	Put - OTC USD versus KRW		1,400.000	07/13/2026	170	1	0
	Put - OTC USD versus ZAR	ZAR	18.000	08/19/2026	760	33	72

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2026 (Unaudited)

JPM	Put - OTC USD versus KRW	KRW	1,400.000	09/04/2026	390	5	0

						$ 42	$ 72

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.093%	01/04/2027	16,500	$12	$41
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	06/11/2027	14,700	19	14
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.063	07/06/2026	1,300	2	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.972	08/04/2026	200	2	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.222	08/04/2026	100	1	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.965	08/05/2026	200	2	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.215	08/05/2026	100	1	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.840	08/06/2026	500	1	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.067	08/12/2026	200	2	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.317	08/12/2026	100	1	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.075	08/14/2026	200	2	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.325	08/14/2026	100	1	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.394	08/28/2026	4,600	17	8
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	09/04/2026	4,200	3	2
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.784	09/08/2026	200	1	1
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	10/19/2026	4,200	7	6
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	10/23/2026	2,100	4	3
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.115	05/28/2027	4,000	13	13
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.188	06/07/2027	4,000	15	16
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.427	08/06/2035	500	44	38
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.427	08/06/2035	500	44	41
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.656	08/20/2035	500	43	41
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.656	08/20/2035	500	43	38
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.693	08/27/2035	700	60	58
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.693	08/27/2035	700	60	53
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.786	08/06/2026	630	2	1
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.300	05/28/2027	2,800	10	9
BRC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	1,400	113	66
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	1,800	145	108
CBK	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.166	08/06/2026	600	4	1
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.163	08/23/2027	104,300	524	167
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.163	08/23/2027	104,300	524	937
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	10/09/2026	5,400	13	7
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.158	06/01/2027	5,000	17	18
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.161	06/01/2027	5,000	17	18
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.628	08/20/2035	2,000	173	162
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.628	08/21/2035	1,600	138	130
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	06/11/2027	13,200	19	13
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.216	08/06/2026	800	6	1

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2026 (Unaudited)

	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.206	09/04/2026	700	3	2
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.216	09/04/2026	400	2	1
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.525	08/06/2026	9,300	50	4
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.394	08/28/2026	4,600	19	8
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.663	09/04/2026	200	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	12/07/2026	3,200	12	8
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	1,300	115	100
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	1,300	115	105
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	4,100	331	193
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	5,300	428	317
JPM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	08/03/2026	6,500	7	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.989	08/06/2026	200	2	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.239	08/06/2026	100	1	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.995	08/07/2026	200	2	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.245	08/07/2026	100	1	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.038	08/11/2026	200	2	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.288	08/11/2026	100	1	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	1,900	167	146
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	1,900	167	154
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.296	02/04/2028	900	63	65
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.296	02/04/2028	900	63	50
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.857	10/07/2026	17,700	14	57
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.141	12/30/2026	17,600	13	40
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.082	01/04/2027	17,700	13	45
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.230	09/04/2026	200	1	1
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.303	07/08/2026	800	2	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.255	08/03/2026	2,100	27	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.505	08/03/2026	1,900	38	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.255	08/03/2026	1,900	28	3
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.819	08/06/2026	800	2	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.048	08/10/2026	200	2	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.298	08/10/2026	100	1	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.373	08/10/2026	2,600	9	3
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	11/02/2026	600	2	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	08/07/2035	500	44	39
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	08/07/2035	500	44	41
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.075	05/28/2027	5,100	9	9
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.520	08/13/2035	1,000	88	78
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.520	08/13/2035	1,000	88	80

							$4,081	$3,563

Total Purchased Options							$4,123	$3,635

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2026 (Unaudited)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Call - OTC CDX.IG-46 5-Year Index	Buy	0.500%	07/15/2026	2,300	$(1)	$(1)
	Put - OTC CDX.IG-46 5-Year Index	Sell	0.600	07/15/2026	2,300	(4)	0
	Call - OTC CDX.IG-46 5-Year Index	Buy	0.525	08/19/2026	4,600	(4)	(6)
	Put - OTC CDX.IG-46 5-Year Index	Sell	0.650	08/19/2026	4,600	(6)	(1)
RBC	Put - OTC CDX.IG-46 5-Year Index	Sell	0.700	07/15/2026	2,400	(2)	0
	Put - OTC CDX.IG-46 5-Year Index	Sell	0.525	08/19/2026	1,400	(3)	(2)
	Put - OTC CDX.IG-46 5-Year Index	Sell	0.550	08/19/2026	1,400	(2)	(1)
	Put - OTC CDX.IG-46 5-Year Index	Sell	0.600	08/19/2026	10,700	(11)	(6)

						$(33)	$(17)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC USD versus KRW	KRW	1,350.000	07/09/2026	270	$(1)	$0
	Put - OTC USD versus KRW		1,350.000	07/13/2026	170	0	0
	Put - OTC USD versus ZAR	ZAR	17.000	08/19/2026	1,520	(32)	(61)
JPM	Put - OTC USD versus KRW	KRW	1,350.000	09/04/2026	390	(2)	0
UAG	Call - OTC EUR versus HUF	HUF	375.000	11/10/2026	200	(3)	(2)

						$(38)	$(63)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
CKL	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SOFR	Receive	4.280%	08/28/2026	1,900	$(19)	$(16)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.004	07/08/2026	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.284	07/08/2026	100	0	0
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.875	07/24/2026	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.135	07/24/2026	100	0	0
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SOFR	Receive	4.280	08/28/2026	1,700	(18)	(15)
MYC	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.550	07/01/2026	900	(2)	0
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.877	08/10/2026	2,300	(9)	(9)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.903	07/08/2026	2,300	(2)	(1)

							$(50)	$(41)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 09/01/2056	$99.422	09/08/2026	300	$(1)	$(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2056	100.625	08/06/2026	1,500	(6)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 09/01/2056	101.031	09/04/2026	1,400	(3)	(3)
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2056	92.891	07/06/2026	2,700	(11)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2056	93.969	07/06/2026	1,800	(4)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2056	89.641	08/06/2026	9,300	(49)	(4)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2056	95.188	08/06/2026	700	(1)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2056	95.383	08/06/2026	1,000	(2)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2056	96.875	08/06/2026	600	(2)	(2)
JPM	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2056	95.531	08/06/2026	400	(1)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 09/01/2056	100.188	09/04/2026	300	0	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2056	101.469	08/06/2026	600	(1)	(1)

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2026 (Unaudited)

	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 09/01/2056	101.000	09/04/2026	2,000	(3)	(3)
	Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 09/01/2056	101.469	09/08/2026	1,700	(7)	(8)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 09/01/2056	101.469	09/08/2026	1,700	(7)	(5)
	Call - OTC Uniform Mortgage-Backed Security, TBA 6.500% due 08/01/2056	103.344	08/06/2026	900	(1)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.500% due 08/01/2056	103.344	08/06/2026	900	(1)	(1)
MSC	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2056	101.000	08/06/2026	1,700	(6)	(1)
SAL	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2056	95.516	08/06/2026	400	(1)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 07/01/2056	101.852	07/06/2026	500	(1)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2056	101.848	08/06/2026	500	(1)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2056	101.848	08/06/2026	500	(2)	(1)

					$(111)	$(37)

Total Written Options					$(232)	$(158)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)

									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Saudi Arabia Government International Bonds	1.000%	Quarterly	12/20/2035	0.901%	$200	$0	$1	$1	$0
JPM	Saudi Arabia Government International Bonds	1.000	Quarterly	06/20/2035	0.881	400	2	2	4	0

							$2	$3	$5	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

									Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$	836	$(235)	$169	$0	$(66)
	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	EUR	420	94	(5)	89	0
BPS	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		1,110	252	(16)	236	0
CBK	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		630	143	(9)	134	0
JPM	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		1,900	426	(22)	404	0
MYC	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		210	49	(4)	45	0
SAL	CMBX.NA.AAA.16 Index	0.500	Monthly	04/17/2065	$	400	(6)	5	0	(1)

							$723	$118	$908	$(67)

TOTAL RETURN SWAPS ON INDEXES

										Swap Agreements, at Value
Counterparty	Pay/ Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
JPM	Receive	ERADXULN Index	41,448	4.050% (SOFR plus a specified spread)	Monthly	09/23/2026	$117,565	$0	$(393)	$0	$(393)
MEI	Receive	ERADXULN Index	207	3.926% (SOFR plus a specified spread)	Monthly	08/19/2026	587	0	(2)	0	(2)
MYI	Receive	ERADXULN Index	3,659	3.655% (SOFR plus a specified spread)	Monthly	07/01/2026	10,722	0	(375)	0	(375)
	Receive	ERADXULN Index	11,720	3.950% (SOFR plus a specified spread)	Monthly	06/02/2027	33,243	0	(98)	0	(98)

								$0	$(868)	$0	$(868)

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2026 (Unaudited)

TOTAL RETURN SWAPS ON SECURITIES

										Swap Agreements, at Value
Counterparty	Pay/ Receive(6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	Janus Henderson AAA CLO ETF	9,491	3.210% (SOFR plus a specified spread)	Monthly	07/28/2026	$479	$0	$(1)	$0	$(1)
FAR	Pay	Amazon.com,Inc.	5,828	5.660% (SOFR plus a specified spread)	Maturity	07/29/2026	1,356	0	(33)	0	(33)
	Pay	NVIDIA Corp.	24,352	5.660% (SOFR plus a specified spread)	Maturity	07/29/2026	4,767	0	(102)	0	(102)
JPM	Pay	Janus Henderson AAA CLO ETF	9,491	3.560% (SOFR plus a specified spread)	Monthly	07/28/2026	479	0	1	1	0
								$0	$(135)	$1	$(136)

Total Swap Agreements								$725	$(882)	$914	$(1,071)

(k)

Securities with an aggregate market value of $6,178 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2026.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Loan Participations and Assignments	$0	$295	$0	$295
Corporate Bonds & Notes
Banking & Finance	0	2,537	0	2,537
Industrials	0	2,369	0	2,369
Utilities	0	389	0	389
U.S. Government Agencies	0	161,281	0	161,281
U.S. Treasury Obligations	0	2,068	0	2,068
Non-Agency Mortgage-Backed Securities	0	15,193	0	15,193
Asset-Backed Securities
Automobile ABS Other	0	502	0	502
Automobile Sequential	0	499	0	499
CMBS Other	0	791	0	791
Home Equity Other	0	7,772	0	7,772
Whole Loan Collateral	0	1,313	0	1,313
Other ABS	0	13,469	571	14,040
Sovereign Issues	0	21,777	0	21,777
Common Stocks
Consumer Discretionary	1,389	0	0	1,389
Information Technology	4,873	0	0	4,873
Exchange-Traded Funds	26,398	0	0	26,398
Short-Term Instruments
Commercial Paper	0	3,285	0	3,285
Short-Term Notes	0	1,687	0	1,687
Egypt Treasury Bills	0	20	0	20
Nigeria Treasury Bills	0	409	0	409
U.S. Treasury Bills	0	7,960	0	7,960

	$32,660	$243,616	$571	$276,847
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$18,158	$0	$0	$18,158

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2026 (Unaudited)

Total Investments	$50,818	$243,616	$571	$295,005

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(18,405)	$0	$(18,405)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	43	440	0	483
Over the counter	0	5,517	0	5,517

	$43	$5,957	$0	$6,000
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(212)	(408)	0	(620)
Over the counter	0	(2,395)	(66)	(2,461)

	$(212)	$(2,803)	$(66)	$(3,081)

Total Financial Derivative Instruments	$(169)	$3,154	$(66)	$2,919

Totals	$50,649	$228,365	$505	$279,519

There were no significant transfers into or out of Level 3 during the period ended June 30, 2026.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Fund I, II, III, VII and VIII, Ltd., and PIMCO Capital Securities Fund (Cayman) Ltd., the Cayman Islands exempted companies, and MLM 766 LLC and MLM 700 LLC, the Delaware limited liability companies, (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the respective Funds listed below (“Consolidated Funds”) in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information (with respect to the PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Inflation Response Multi-Asset Fund, PIMCO TRENDS Managed Futures Strategy Fund and PIMCO Preferred and Capital Securities Fund) or Offering Memorandum and Offering Memorandum Supplement (with respect to the PIMCO Income Fund and PIMCO Total Return Fund). Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between each Consolidated Fund and its respective Subsidiary, comprising the entire issued share capital of the Subsidiary with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund.

Fund Name	Subsidiary	Date of Incorporation	Subsidiary % of Consolidated Fund Net Assets †
PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Cayman Commodity Fund III, Ltd.	04/14/2010	17.5%
PIMCO CommodityRealReturn Strategy Fund®	PIMCO Cayman Commodity Fund I, Ltd.	07/21/2006	19.5%
PIMCO Global Core Asset Allocation Fund	PIMCO Cayman Commodity Fund II, Ltd.	11/21/2008	1.0%
PIMCO Income Fund	MLM 766 LLC	04/30/2018	0.0%
PIMCO Inflation Response Multi-Asset Fund	PIMCO Cayman Commodity Fund VII, Ltd.	08/01/2011	31.0%
PIMCO Preferred and Capital Securities Fund	PIMCO Capital Securities Fund (Cayman) Ltd.	02/04/2015	17.6%
PIMCO Total Return Fund	MLM 700 LLC	05/07/2018	0.0%
PIMCO TRENDS Managed Futures Strategy Fund	PIMCO Cayman Commodity Fund VIII, Ltd.	09/06/2013	7.1%

†	A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Funds’ shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Notes to Financial Statements (Cont.)

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed-through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of June 30, 2026, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund may gain exposure to the commodities markets primarily through Index-linked notes and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index- linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on such rulings, the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated a Fund’s income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Fund is treated as qualifying dividends; and (iii) that income inclusion by a Fund of its Subsidiary’s earnings would be treated as other qualifying income if derived with respect to a Fund’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives and a Fund’s investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its prospectus.

If, during a taxable year, a subsidiary incurs taxable losses (and other deductible items) exceeding its income and gains, the net loss will not pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as a deductible amount for Federal income tax purposes. Note that the loss from a subsidiary’s contemplated activities also cannot be carried forward to reduce future subsidiary income in subsequent years. However, if a subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as income for Federal income tax purposes.

To the extent a Fund invests in the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund, the Fund may be subject to additional tax risk.

Notes to Financial Statements (Cont.)

4. INVESTMENTS IN AFFILIATES

The Funds listed below invest substantially all or a significant portion of their assets in Institutional Class shares or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series, PIMCO ETF Trust and Private Account Portfolio Series affiliated open-end investment companies (the “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

PIMCO All Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$1,671,876	$107,035	$(404,311)	$56,674	$99,771	$1,531,045	$73,555	$0
PIMCO All Asset: Multi-Real Fund	2,048,955	103,228	(57,264)	7,494	43,445	2,145,858	79,069	0
PIMCO Emerging Markets Bond Fund	50,530	31,079	(5,603)	(43)	2,158	78,121	1,271	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	367,693	9,344	(38,719)	(981)	5,683	343,020	8,111	0
PIMCO Emerging Markets Local Currency and Bond Fund	800,678	132,117	(6,868)	(310)	25,187	950,804	15,469	0
PIMCO Extended Duration Fund	147,632	47,816	0	0	1,040	196,488	2,086	0
PIMCO Government Money Market Fund	59,218	161,628	(157,988)	0	(1)	62,857	523	0
PIMCO High Yield Fund	372,193	21,955	(32,539)	(394)	1,779	362,994	5,734	0
PIMCO High Yield Spectrum Fund	135,322	22,303	0	0	836	158,461	2,512	0
PIMCO Income Fund	130,177	11,593	(7,665)	(116)	1,117	135,106	1,761	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	311,653	82,362	(1,567)	(26)	5,675	398,097	3,374	0
PIMCO Investment Grade Credit Bond Fund	64,367	808	0	0	286	65,461	805	0
PIMCO Long Duration Total Return Fund	171,294	32,238	0	0	1,110	204,642	2,577	0
PIMCO Long-Term Real Return Fund	0	78,521	0	0	(1,258)	77,263	1,584	0
PIMCO Long-Term U.S. Government Fund	231,211	54,883	(1,123)	(34)	(478)	284,459	3,079	0
PIMCO Low Duration Fund	532,856	160,128	(116,207)	(484)	(1,649)	574,644	5,529	0
PIMCO RAE Emerging Markets Fund	245,841	14,839	(73,481)	16,417	(11,242)	192,374	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	338,210	64,481	(27,500)	1,495	(22,535)	354,151	16,776	0
PIMCO RAE International Fund	67,829	0	(15,389)	5,212	(5,300)	52,352	0	0
PIMCO RAE PLUS EMG Fund	98,005	5,692	0	0	788	104,485	5,691	0
PIMCO RAE PLUS International Fund	99,691	6,595	0	0	(4,200)	102,086	6,595	0
PIMCO RAE US Fund	107,664	0	(10,320)	686	13,671	111,701	0	0
PIMCO RAE US Small Fund	157,156	0	(47,981)	8,055	20,201	137,431	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	333,512	74,529	(23,658)	(642)	(36,523)	347,218	6,412	0
PIMCO Real Return Fund	105,051	33,553	(31,235)	425	(1,296)	106,498	2,178	0
PIMCO RealEstateRealReturn Strategy Fund	185,890	1,411	(6,713)	106	20,822	201,516	1,411	0
PIMCO Total Return Fund	700,111	143,869	(75,680)	(359)	1,352	769,293	8,765	0
PIMCO TRENDS Managed Futures Strategy Fund	417,122	6,064	(39,730)	111	1,098	384,665	4,873	0
Totals	$9,951,737	$1,408,071	$(1,181,541)	$93,286	$161,537	$10,433,090	259,740	$0

Notes to Financial Statements (Cont.)

PIMCO All Asset All Authority Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-Real Fund	$120,856	$4,381	$(9,897)	$1,977	$1,266	$118,583	$4,380	$0
PIMCO All Authority: Multi-RAE PLUS Fund	140,785	4,599	(62,668)	11,647	1,444	95,807	4,450	0
PIMCO CommoditiesPLUS® Strategy Fund	0	16,370	(137)	(6)	(2,388)	13,839	1,307	0
PIMCO CommodityRealReturn Strategy Fund®	21,235	2,434	(9,347)	1,560	(3,250)	12,632	965	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	49,142	1,058	(7,533)	174	481	43,322	1,059	0
PIMCO Emerging Markets Local Currency and Bond Fund	107,941	11,932	(1,738)	(60)	3,379	121,454	2,053	0
PIMCO Extended Duration Fund	16,493	5,502	(596)	(24)	138	21,513	231	0
PIMCO Government Money Market Fund	9,564	47,400	(47,211)	0	0	9,753	81	0
PIMCO High Yield Fund	68,025	1,962	(6,554)	(80)	338	63,691	1,032	0
PIMCO High Yield Spectrum Fund	24,645	4,273	(809)	(15)	168	28,262	453	0
PIMCO Income Fund	11,467	809	(672)	(1)	88	11,691	158	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	86,900	16,984	(2,868)	(62)	1,574	102,528	938	0
PIMCO Investment Grade Credit Bond Fund	5,859	73	(230)	(26)	52	5,728	72	0
PIMCO Long Duration Total Return Fund	18,578	4,583	(632)	(10)	143	22,662	275	0
PIMCO Long-Term Credit Bond Fund	0	5,435	0	0	28	5,463	45	0
PIMCO Long-Term Real Return Fund	14,075	6,054	(100)	0	(292)	19,737	601	0
PIMCO Long-Term U.S. Government Fund	25,311	2,224	(1,815)	(70)	(24)	25,626	311	0
PIMCO Low Duration Fund	178,455	33,260	(24,422)	(56)	(712)	186,525	1,873	0
PIMCO RAE Emerging Markets Fund	20,782	1,436	(14,743)	5,468	(4,697)	8,246	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	42,191	8,383	(3,789)	173	(2,823)	44,135	2,101	0
PIMCO RAE International Fund	3,965	0	(2,099)	768	(729)	1,905	0	0
PIMCO RAE PLUS EMG Fund	10,368	582	(511)	107	18	10,564	582	0
PIMCO RAE PLUS International Fund	13,538	684	(3,492)	1,314	(1,552)	10,492	684	0
PIMCO RAE US Small Fund	13,233	0	(7,302)	889	1,192	8,012	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,254	8,908	(2,247)	3	(4,683)	43,235	804	0
PIMCO Real Return Fund	20,539	9,293	(1,652)	41	(352)	27,869	566	0
PIMCO RealEstateRealReturn Strategy Fund	78,564	8,349	(7,364)	243	9,166	88,958	625	0
PIMCO Total Return Fund	164,974	13,647	(11,374)	(36)	253	167,464	1,990	0
PIMCO TRENDS Managed Futures Strategy Fund	58,113	632	(9,324)	(43)	255	49,633	632	0
Totals	$1,366,852	$221,247	$(241,126)	$23,875	$(1,519)	$1,369,329	$28,268	$0

Notes to Financial Statements (Cont.)

PIMCO Emerging Markets Full Spectrum Bond Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Bond Fund	$11,266	$186	$0	$0	$319	$11,771	$187	$0
PIMCO Emerging Markets Corporate Bond Fund	44,502	748	0	0	637	45,887	748	0
PIMCO Emerging Markets Local Currency and Bond Fund	71,853	9,991	(16,724)	(311)	2,519	67,327	1,404	0
PIMCO Short-Term Floating NAV Portfolio III	21,175	50,835	(67,900)	2	1	4,113	37	0
Totals	$148,796	$61,760	$(84,624)	$(309)	$3,476	$129,098	$2,376	$0

PIMCO Global Core Asset Allocation Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Income Fund	$33,008	$444	$0	$0	$246	$33,698	$444	$0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	65,566	1,208	0	0	1,023	67,797	652	0
PIMCO Short Asset Portfolio	73,246	700	(36,586)	166	79	37,605	704	0
PIMCO Short-Term Floating NAV Portfolio III	18,915	104,694	(109,972)	4	0	13,641	194	0
PIMCO Total Return Fund	33,184	402	0	0	38	33,624	404	0
Totals	$223,919	$107,448	$(146,558)	$170	$1,386	$186,365	$2,398	$0

PIMCO Inflation Response Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Commodity Strategy Active Exchange-Traded Fund	$96,072	$0	$0	$0	$(4,763)	$91,309	$566	$0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	134,702	3,172	0	0	1,770	139,644	3,170	0
PIMCO Short-Term Floating NAV Portfolio III	4,843	224,779	(217,500)	0	0	12,122	80	0
Totals	$235,617	$227,951	$(217,500)	$0	$(2,993)	$243,075	$3,816	$0

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Moderate Duration Fund	$102,918	$0	$0	$0	$(457)	$102,461	$1,203	$0
PIMCO Total Return Fund II	34,741	0	0	0	(154)	34,587	406	0

Notes to Financial Statements (Cont.)

PIMCO Preferred And Capital Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$43,593	$0	$0	$0	$583	$44,176	$645	$0

PIMCO Senior Loan Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$83,826	$27,867	$0	$0	$(202)	$111,491	$2,082	$0
PIMCO Total Return Fund	28,966	0	0	0	(41)	28,925	651	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommoditiesPLUS® Strategy Fund	$94,026	$1,023	$0	$0	$336	$95,385	$1,023	$0
PIMCO Dynamic Bond Fund	129,733	1,411	0	0	464	131,608	1,411	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	57,576	626	0	0	206	58,408	626	0
PIMCO Emerging Markets Local Currency and Bond Fund	36,085	392	0	0	129	36,606	392	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	0	38,021	0	0	92	38,113	215	0
PIMCO High Yield Fund	0	321,064	0	0	1,104	322,168	3,193	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	767,381	777,777	(771,073)	(8,354)	10,627	776,358	7,788	0
PIMCO Low Duration Credit Fund	0	12,903	(1,478)	4	39	11,468	123	0
PIMCO Low Duration Fund	767,068	8,345	0	0	2,744	778,157	8,342	0
PIMCO Low Duration Fund II	38,859	423	0	0	139	39,421	423	0
PIMCO Low Duration Opportunities Fund	4,598	50	0	0	16	4,664	50	0
PIMCO RAE Fundamental Advantage PLUS Fund	28,755	29,365	(58,191)	48	23	0	199	0
PIMCO RAE PLUS EMG Fund	36,990	10,221	(18,228)	26	110	29,119	421	0
PIMCO RAE PLUS Fund	167,195	33,871	(201,726)	877	(217)	0	1,990	0
PIMCO RAE PLUS International Fund	25,098	7,381	(14,437)	19	70	18,131	282	0
PIMCO RAE PLUS Small Fund	31,221	339	0	0	112	31,672	340	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,911	102	(40,866)	(3)	37	1,181	106	0
PIMCO Short Asset Investment Fund	190,609	1,945	(65,000)	205	438	128,197	1,952	0

Notes to Financial Statements (Cont.)

PIMCO Short-Term Fund	478,681	5,209	0	0	1,712	485,602	5,206	0
PIMCO StocksPLUS® Absolute Return Fund	185,743	1,352	(187,721)	491	135	0	1,908	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	173,054	74,318	0	0	685	248,057	2,122	0
PIMCO StocksPLUS® International Fund (Unhedged)	19,423	12,445	(16,980)	22	57	14,967	250	0
PIMCO StocksPLUS® Short Fund	10,947	107	(3,094)	5	31	7,996	108	0
PIMCO StocksPLUS® Small Fund	14,302	155	0	0	51	14,508	156	0
PIMCO Total Return Fund	2,477,176	26,951	0	0	8,861	2,512,988	26,940	0
PIMCO TRENDS Managed Futures Strategy Fund	608,464	76,765	(62,000)	(6)	2,181	625,404	6,770	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO California Intermediate Municipal Bond Fund	$18,811	$45,332	$(58,500)	$1	$2	$5,646	$134	$0
PIMCO California Municipal Bond Fund	37,871	71,145	(103,500)	10	(3)	5,523	151	0
PIMCO California Municipal Opportunistic Value Fund	5,578	32,953	(32,500)	(1)	2	6,032	53	0
PIMCO California Short Duration Municipal Income Fund	21,277	70,884	(66,100)	1	2	26,064	184	0
PIMCO CommoditiesPLUS® Strategy Fund	603,347	283,239	(363,900)	(14)	107	522,779	5,601	0
PIMCO CommodityRealReturn Strategy Fund®	15,201	970,209	(846,500)	(16)	12	138,906	787	0
PIMCO Credit Opportunities Bond Fund	82,733	89,775	(149,000)	(12)	12	23,508	287	0
PIMCO Diversified Income Fund	193,465	278,731	(259,500)	100	(69)	212,727	1,626	0
PIMCO Dynamic Bond Fund	417,305	156,131	(555,400)	160	(161)	18,035	1,106	0
PIMCO Emerging Markets Bond Fund	118,900	311,993	(311,900)	(1)	22	119,014	996	0
PIMCO Emerging Markets Corporate Bond Fund	3,234	8,833	(8,500)	0	0	3,567	32	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	16,428	59,249	(60,400)	1	2	15,280	152	0
PIMCO Emerging Markets Local Currency and Bond Fund	166,363	923,526	(940,200)	34	(4)	149,719	1,828	0
PIMCO Extended Duration Fund	6,348	264,742	(267,400)	0	0	3,690	42	0
PIMCO Global Advantage® Strategy Bond Fund	7,592	32,630	(25,400)	(1)	3	14,824	129	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	83,041	380,113	(201,600)	(6)	35	261,583	1,897	0
PIMCO GNMA and Government Securities Fund	351	146,658	(118,100)	2	3	28,914	159	0
PIMCO High Yield Fund	385,111	53,585	(384,054)	88	(99)	54,631	923	0
PIMCO High Yield Municipal Bond Fund	450,712	498,377	(722,000)	54	20	227,163	2,580	0
PIMCO High Yield Spectrum Fund	1,507	21,975	(5,900)	0	1	17,583	73	0
PIMCO Income Fund	505,044	10,621,091	(10,996,800)	(38)	(40)	129,257	2,413	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	430,647	3,771,299	(2,776,100)	201	106	1,426,153	7,735	0

Notes to Financial Statements (Cont.)

PIMCO International Bond Fund (Unhedged)	31,238	237,056	(171,100)	(2)	16	97,208	742	0
PIMCO Investment Grade Credit Bond Fund	4,023	867,160	(870,800)	9	0	392	165	0
PIMCO Long Duration Total Return Fund	667	203,357	(203,900)	4	0	128	60	0
PIMCO Long-Term Credit Bond Fund	20,304	343,281	(363,500)	(6)	0	79	71	0
PIMCO Long-Term Real Return Fund	21,023	41,025	(61,200)	(1)	4	851	28	0
PIMCO Long-Term U.S. Government Fund	85	106,728	(106,700)	3	0	116	24	0
PIMCO Low Duration Credit Fund	12,522	3,005	(14,092)	(1)	0	1,434	14	0
PIMCO Low Duration Fund	66,300	298	(66,603)	5	0	0	348	0
PIMCO Low Duration Fund II	9,472	17,832	(24,700)	1	0	2,605	32	0
PIMCO Low Duration Income Fund	3,761,093	4,587,106	(4,225,218)	(194)	753	4,123,540	37,723	0
PIMCO Low Duration Opportunities Fund	22,369	6,066	(14,000)	(1)	3	14,437	165	0
PIMCO Moderate Duration Fund	66	1	0	0	0	67	1	0
PIMCO Mortgage Opportunities and Bond Fund	351,049	2,001,945	(2,207,000)	36	(23)	146,007	2,842	0
PIMCO Municipal Bond Fund	414,240	410,029	(815,700)	114	(59)	8,624	1,374	0
PIMCO National Intermediate Municipal Bond Fund	122,609	112,171	(232,900)	27	(15)	1,892	483	0
PIMCO National Municipal Opportunistic Value Fund	2,478	27,328	(28,200)	1	1	1,608	28	0
PIMCO New York Municipal Bond Fund	11,030	73,231	(68,500)	4	1	15,766	128	0
PIMCO Preferred and Capital Securities Fund	39,945	92,466	(97,700)	(1)	4	34,714	369	0
PIMCO RAE Fundamental Advantage PLUS Fund	16	0	0	0	0	16	0	0
PIMCO RAE PLUS EMG Fund	34	0	0	0	0	34	0	0
PIMCO RAE PLUS Fund	5,354	6	(5,300)	1	(1)	60	6	0
PIMCO RAE PLUS International Fund	26	0	0	0	1	27	0	0
PIMCO RAE PLUS Small Fund	22	0	0	0	0	22	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	94	1	0	0	0	95	1	0
PIMCO Real Return Fund	133,772	379,136	(500,000)	(3)	(11)	12,894	152	0
PIMCO RealEstateRealReturn Strategy Fund	6,522	108,633	(114,900)	3	0	258	32	0
PIMCO Short Asset Investment Fund	0	23,811	(23,700)	0	0	111	17	0
PIMCO Short Duration Municipal Income Fund	52,437	76,313	(122,400)	15	(9)	6,356	215	0
PIMCO Short-Term Fund	15	0	0	0	0	15	0	0
PIMCO StocksPLUS® Absolute Return Fund	53	1	0	0	0	54	1	0
PIMCO StocksPLUS® Fund	39,272	181,054	(211,900)	(8)	0	8,418	63	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	452,953	1,240,335	(1,436,200)	(98)	23	257,013	1,150	0
PIMCO StocksPLUS® International Fund (Unhedged)	46	0	0	0	1	47	0	0
PIMCO StocksPLUS® Long Duration Fund	8,747	125,126	(127,500)	(1)	0	6,372	25	0
PIMCO StocksPLUS® Short Fund	18,905	14,971	(33,300)	0	2	578	74	0
PIMCO StocksPLUS® Small Fund	46,201	252,107	(245,500)	1	0	52,809	632	0
PIMCO Total Return Fund	448,107	3,751,885	(3,216,500)	142	19	983,653	3,169	0
PIMCO Total Return Fund II	482	49,514	(47,600)	1	0	2,397	13	0

Notes to Financial Statements (Cont.)

PIMCO Total Return Fund IV	15,120	23,307	(22,100)	4	(1)	16,330	106	0
PIMCO TRENDS Managed Futures Strategy Fund	66,104	45,168	(111,216)	0	7	63	314	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended June 30, 2026 (amounts in thousands†, except number of shares).

PIMCO Income Fund

Security Name	Market Value at 03/31/2026	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 06/30/2026	Dividend Income	Shares Held at 06/30/2026
Clear Channel Outdoor Holdings, Inc.	$120,544	$0	$0	$0	$2,543	$123,087	$0	50,862,666
iHeartMedia, Inc. ‘A’	26,362	0	(4,656)	(21,338)	33,755	34,123	0	7,954,032
iHeartMedia, Inc. ‘B’	31,386	0	0	0	13,678	45,064	0	12,214,441
Sierra Hamilton Holder LLC	2	0	0	0	(1)	1	0	15,369,768
Westmoreland Mining LLC	1,925	671	0	0	(527)	2,069	0	788,065
Windstream Servcies LLC	57,557	0	0	0	12,825	70,382	0	6,136,182

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DBL	Deutsche Bank AG London	MYI	Morgan Stanley & Co. International PLC
BAR	Barclays PLC Corporate RRP/REPO trading	DEU	Deutsche Bank Securities, Inc.	NGF	Nomura Global Financial Products, Inc.
BBV	Banco Bilbao Vizcaya Madrid (Repo Only)	DUB	Deutsche Bank AG	NOM	Nomura Securities International, Inc.
BCY	Barclays Capital, Inc.	FAR	Wells Fargo Bank National Association	NXN	Natixis New York
BOA	Bank of America N.A.	FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	RBC	Royal Bank of Canada
BOM	Bank of Montreal	GLM	Goldman Sachs Bank USA	RDR	RBC Capital Markets LLC
BOO	BoA Securities, Inc (Repo Only)	GSC	Goldman Sachs & Co. LLC	RYL	NatWest Markets Plc
BOS	BofA Securities, Inc.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BPG	BNP Paribas Securities Corp.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SBI	Citigroup Global Markets Ltd.
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SGY	Societe Generale, NY
BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	SOG	Societe Generale Paris
BSN	The Bank of Nova Scotia - Toronto	MAA	Mizuho Capital Markets LLC	SSB	State Street Bank and Trust Co.
BSS	Banco Santander S.A.	MAC	Macquarie Bank Limited	STR	State Street FICC Repo
BUS	The Bank of Nova Scotia - Toronto	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
BYR	The Bank of Nova Scotia - Toronto	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank
CBK	Citibank N.A.	MFK	Barclays Capital, Inc.	UAG	UBS AG Stamford
CIB	Canadian Imperial Bank of Commerce	MSC	Morgan Stanley & Co. LLC.	UBS	UBS Securities LLC
CKL	Citibank N.A. London	MSR	Morgan Stanley & Co LLC FICC Repo	WAN	Wells Fargo Bank, N.A.- FICC Rep
CTR	Citigroup Global Markets, Inc.- FICC Rep	MYC	Morgan Stanley Capital Services LLC	WFS	Wells Fargo Securities, LLC

Currency Abbreviations:
ARS	Argentine Peso	HUF	Hungarian Forint	PLN	Polish Zloty
AUD	Australian Dollar	IDR	Indonesian Rupiah	PYG	Paraguayan Guarani
AZN	Azerbaijani Manat	ILS	Israeli Shekel	QAR	Qatari Riyal
BRL	Brazilian Real	INR	Indian Rupee	RON	Romanian New Leu
CAD	Canadian Dollar	JPY	Japanese Yen	RSD	Serbian Dinar
CHF	Swiss Franc	KES	Kenyan Schilling	SAR	Saudi Riyal
CLP	Chilean Peso	KRW	South Korean Won	SEK	Swedish Krona
CNH	Chinese Renminbi (Offshore)	KWD	Kuwaiti Dinar	SGD	Singapore Dollar
CNY	Chinese Renminbi (Mainland)	KZT	Kazakhstani Tenge	THB	Thai Baht
COP	Colombian Peso	LKR	Sri Lankan Rupee	TRY	Turkish New Lira
CRC	Costa Rican Colon	MNT	Mongolian Tugrik	TWD	Taiwanese Dollar
CZK	Czech Koruna	MXN	Mexican Peso	UGX	Ugandan Shilling
DKK	Danish Krone	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
DOP	Dominican Peso	NGN	Nigerian Naira	UYU	Uruguayan Peso
EGP	Egyptian Pound	NOK	Norwegian Krone	UZS	Uzbekistani Sum
EUR	Euro	NZD	New Zealand Dollar	VND	Vietnamese Dong
GBP	British Pound	PEN	Peruvian New Sol	ZAR	South African Rand
GHS	Ghanaian Cedi	PHP	Philippine Peso	ZMW	Zambian Kwacha
HKD	Hong Kong Dollar	PKR	Pakistani Rupee

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	LME	London Metal Exchange
CBOT	Chicago Board of Trade	FTSE	Financial Times Stock Exchange	NYBOT	New York Board of Trade
CME	Chicago Mercantile Exchange	ICE	IntercontinentalExchange®	NYMEX	New York Mercantile Exchange
COMEX	Commodity Exchange, Inc.	KCBT	Kansas City Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:					8840%sxsv
ABX.HE	Asset-Backed Securities Index - Home Equity	CSIXTR	Credit Suisse U.S. Dollar Total Return Index	NDDUWXUS	MSCI Daily TR Net World Ex USA Index
BACVWSAV	BofA Merrill Lynch Basket Excess Return Strategy Index	DWRTFT	Dow Jones Wilshire REIT Total Return Index	NDUEACWF	MSCI ACWI Index Future
BBSW3M	3 Month Bank Bill Swap Rate	ERADXULN	RAE Fundamental International Large Net Total Return Index	NDUEEGF	iShares MSCI Emerging Markets ETF
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	ERAEMLN	RAE Fundamental Emerging Markets Net Total Return Index	PIMCODB	PIMCO Custom Commodity Basket
BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	ERAEMLT	eRAFI Emerging Markets Strategy Index	PIMCODBU	PIMCO Custom Commodity Basket
BCOMIN	Bloomberg Industrial Metals Subindex	ERAUSLT	eRAFI U.S. Large Strategy Index	primex	Prime Mortgage-Backed Securities Index - Adjustable Rate Mortgage
BCOMPR	Bloomberg Precious Metals Sub-Index	ERAUSST	eRAFI U.S. Small Strategy Index	RALVEIEN	RAE Emerging Markets Low Volatility Equity Income Index
BCOMTR	Bloomberg Commodity Index Total Return	EUR003M	3 Month EUR Swap Rate	RALVEIIN	RAE International Net Low Volatility Equity Income Index
BCOMTR1	Bloomberg Custom Commodity Index	EUR006M	6 Month EUR Swap Rate	RALVEIIT	RAE International Low Volatility Equity Income Total Return Index
BCOMTR2	Bloomberg Custom Commodity Index	FEDL01	Federal funds effective rate	RALVEIUT	RA U.S. Low Volatility Equity Income Total Return Index
BISTREFI	Turkish Lira Overnight Reference Rate	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	RBCACS0T	Custom Commodity Forward Index
BNMMDTSC	Dreyfus Treasury Securites Cash Management Fund Yield	FRCPXTOB	France Consumer Price ex-Tobacco Index	RBCACST0	Custom Commodity Forward Index
BOBL	Bundesobligation, the German word for federal government bond	GOLDLNPM	London Gold Market Fixing Ltd. PM	RU20INTR	Russell 2000 Total Return Index

BP0003M	3 Month GBP-LIBOR	GSMMUSTF	Goldman Sachs Money Market US Treasury Fund Index	S&P 500	Standard & Poor’s 500 Index
Brent	Brent Crude	GSMMUSTI	Goldman Sachs Money Market US Treasury Instrument Index	SFE	Sydney Futures Exchange
BRMMUSDF	BlackRock Money Market US Treasury Fund Index	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SIBCSORA	Singapore Overnight Rate Average
CAONINDX	Bloomberg CORRA Compounded Index	HSMMUSTF	HSBC UST Money Market Yield	SOFR	Secured Overnight Financing Rate
CAONREPO	Canadian Overnight Repo Rate Average	IBR	Indicador Bancario de Referencia	SOFRINDX	Secured Overnight Financing Rate Index
CDX.EM	Credit Derivatives Index - Emerging Markets	IBXXLLTR	iBoxx USD Liquid Leveraged Loan Index	SONIA	Sterling Overnight Interbank Average Rate
CDX.HY	Credit Derivatives Index - High Yield	JMABFNJ2	J.P. Morgan Custom Commodity Index	SONIA3M IR	Sterling Overnight Index Average 3 Month Index Rate
CDX.IG	Credit Derivatives Index - Investment Grade	JMABNIC5	J.P. Morgan Custom Commodity Index	SONIO	Sterling Overnight Interbank Average Rate
CIXBSTR3	Custom Commodity Index	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	SPGCINP	S&P GSCI Industrial Metals ER
CMBX	Commercial Mortgage-Backed Index	JPACWILV	J.P. Morgan Custom Equity Index	SRFXON3	Swiss Overnight Rate Average (6PM)
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	JY0003M	3 Month JPY-LIBOR	TSFR1M	Term SOFR 1-Month
CNREPOFIX	China Fixing Repo Rates 7-Day	MLPIREIL	Merrill Lynch Custom Equity Index	TSFR3M	Term SOFR 3-Month
CORRA	Canadian Overnight Repo Rate Average	MLPIREIS	Merrill Lynch Custom Equity Index	TSFR6M	Term SOFR 6-Month
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	MSMMUSTF	MSILF Money Market US Treasury Fund Index	UKRPI	United Kingdom Retail Prices Index
CPI	Consumer Price Index	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	ULSD	Ultra-Low Sulfur Diesel
CPTFEMU	Eurozone HICP ex-Tobacco Index	MUTKCALM	Tokyo Overnight Average Rate	US0003M	ICE 3-Month USD LIBOR
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	NDDUEAFE	MSCI EAFE Index	WIRON	Warsaw Interbank Offered Rate

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	CNTY	County Guaranteed	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	PSF	Public School Fund
AMBAC	American Municipal Bond Assurance Corp.	FHLMC	Federal Home Loan Mortgage Corp.	Q-SBLF	Qualified School Bond Loan Fund
BAM	Build America Mutual Assurance	FNMA	Federal National Mortgage Association	SGI	Syncora Guarantee, Inc.
CM	California Mortgage Insurance	GNMA	Government National Mortgage Association

Other Abbreviations:
ABS	Asset-Backed Security	JIBAR	Johannesburg Interbank Agreed Rate	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	JSC	Joint Stock Company	RMBS	Residential Mortgage-Backed Security
BABs	Build America Bonds	KLIBOR	Kuala Lumpur Interbank Offered Rate	SPDR	Standard & Poor’s Depositary Receipts
BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	MIBOR	Mumbai Interbank Offered Rate	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	MSCI	Morgan Stanley Capital International	TBD%	Interest rate to be determined when loan settles or at the time of funding
CDO	Collateralized Debt Obligation	NIBOR	Norwegian Interbank Offered Rate	TELBOR	Tel Aviv Inter-Bank Offered Rate
CHILIBOR	Chile Interbank Offered Rate	OAT	Obligations Assimilables du Trésor	THBFIX	Thai Baht Floating-Rate Fix
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	THB-THOR	Thai Overnight Repurchase Rate
CMBS	Collateralized Mortgage-Backed Security	PIK	Payment-in-Kind	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
DAC	Designated Activity Company	PRIBOR	Prague Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
EURIBOR	Euro Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending	WTI	West Texas Intermediate
HIBOR	Hong Kong Interbank Offered Rate	REIT	Real Estate Investment Trust